Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue from streams	$ 157,157	$ 121,574
Revenues from royalties	46,867	28,705
Revenue from contracts with customers	204,024	150,279
Revenue - other	0	1,606
Total revenues	204,024	151,885
Cerro Lindo
Revenue
Revenue from streams	45,602	46,742
Northparkes
Revenue
Revenue from streams	28,337	25,316
Altan Tsagaan Ovoo
Revenue
Revenue from streams	19,030	15,503
RBPlat
Revenue
Revenue from streams	12,487	13,817
Renard
Revenue
Revenue from streams	7,735	9,437
Buritica
Revenue
Revenue from streams	11,352	9,150
Fosterville
Revenue
Revenues from royalties	9,923	15,275
Young-Davidson
Revenue
Revenues from royalties	5,218	5,602
Dargues
Revenue
Revenues from royalties	3,094	4,218
Other
Revenue
Revenue from streams	5,600	1,609
Revenues from royalties	6,386	2,341
Beta Hunt
Revenue
Revenues from royalties	9,498
Agbuao
Revenue
Revenues from royalties	2,570
Stawell
Revenue
Revenues from royalties	1,621	$ 1,269
Moss
Revenue
Revenue from streams	12,071
Auramet
Revenue
Revenue from streams	9,794
Camino Rojo
Revenue
Revenues from royalties	4,459
Florida Canyon
Revenue
Revenues from royalties	4,098
La Colorada
Revenue
Revenue from streams	$ 5,149